OTHER INCOME / (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Loss on warrants	$ (1,040)	$ (2,515)
Loss on fair value measurement of convertible loans derivative	(9,899)	(6,097)
Loss on deferred consideration	(3,262)	(649)
Loss on foreign exchange	(404)	(122)
Gain / (loss) on investments	(295)	696
Gain on sales from Gold Prepay Agreement	1,596	0
Gain on asset exchange	0	135,531
Other	(3,193)	98
Total other income / (expense)	(11,683)	126,942
Gold Prepay Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sales from Gold Prepay Agreement	1,596	0
Gain on fair value measurement of derivative	2,916	0
Silver Purchase Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Gain on fair value measurement of derivative	$ 1,898	$ 0